Subsequent Events (Detail) - $ / shares			3 Months Ended	12 Months Ended
	Feb. 07, 2018	Feb. 01, 2017	Dec. 31, 2017	Dec. 31, 2017
Subsequent Event [Line Items]
Cash dividends declared (in dollars per share)		$ 0.25	$ 0.25	$ 1.00
Subsequent event
Subsequent Event [Line Items]
Cash dividends declared (in dollars per share)	$ 0.25